UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
July 8, 2015
__________________________________
ACCESS GROUP, INC.1 (Exact name of securitizer as specified in its charter)

025-00695 (Commission File Number of securitizer)	0001542311 (Central Index Key Number of securitizer)

Robert Greenawalt, Managing Director, (484) 653-3307 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Access Group, Inc., as securitizer, is filing this Form ABS-15G in respect of an issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Access Funding 2015-1 LLC

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated July 1, 2015, obtained by the sponsor, which report sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ACCESS GROUP, INC.

By:  /s/Robert Greenawalt
Name: Robert Greenawalt
Title:   Managing Director

July 8, 2015

ACCESS GROUP, INC.
Exhibit Index to Current Report on Form ABS-15G
Dated July 8, 2015

Exhibit
Number

(99.1)	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 1, 2015

Exhibit 99.1

Deloitte.	Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com
July 1, 2015

Access Group, Inc. 10 North High Street Suite 400 West Chester, Pennsylvania 19380

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Access Group, Inc. (the “Company”) and Morgan Stanley & Co. LLC (the “Underwriter”, and together with the Company, the “Specified Parties”) related to the Company’s and Underwriter’s evaluation of certain information with respect to a portfolio of student loan contracts in conjunction with the proposed offering of Access Funding 2015-1, Federal Student Loan-Backed Notes (the “Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On June 4, 2015, representatives of the Company provided us with a student loan contract listing (the “Student Loan Listing”) with respect to 14,921 student loan contracts.  At the Company’s instruction, we randomly selected 100 student loan contracts (the “Sample Contracts”) from the Student Loan Listing.

Additionally, on June 10, 2015, representatives of the company provided us with a computer-generated student loan data file and related record layout containing, as represented to us by the Company, data as of the close of business May 31, 2015, with respect to 14,921 student loan contracts (the “Statistical Loan File”).

At the Company’s instruction, we  performed certain comparisons and recomputations for each of the Sample Contracts relating to the student loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Characteristics
1. Social Security Number
2. Loan type
3. Loan number
4. Borrower state
5. Statutory borrower interest rate
6. Current loan balance
7. Current number of repayment months remaining
8. First disbursement date

9.   Current loan status
10. Months remaining in enrollment
11. Months elapsed in repayment
12. Months remaining in grace
13. Months remaining in deferment
14. Months remaining in forbearance
15. Days past due
16. Repayment schedule type

We compared Characteristics 1. and 2. (as set forth on the Statistical Loan File) to the corresponding information set forth on or derived from the Promissory Note, Federal Direct Consolidation Loan Verification Certificate or Lender Notification of Guarantee and Disclosure Statement (collectively, the “Originating Documents”).

We compared Characteristics 1. and 3. through 16., (as set forth on the Statistical Loan File) to queries provided by the Company on June 29, 2015 and July 1, 2015 from the servicer system as of the close of business May 30, 2015 (collectively, the “Servicing System Query”).

For purposes of our procedures and at your instruction:

●
With respect to our comparison of Characteristic 7., we were instructed by representatives of the Company to add (x) one month to (y) the current number of repayment months remaining as set forth on the Servicer System Query;

●
With respect to our comparison of Characteristic 10., we were instructed by the Company that each of the Sample Contracts were currently in "repayment" and therefore had zero months remaining in enrollment;

●
With respect to our comparison of Characteristic 11., for those Sample Contracts where the grace end date was the last day of the month, as set forth on the Servicing System Query, we were instructed by representatives of the Company to subtract (x) one month from (y) the months elapsed in repayment, as set forth on the Servicing System Query; and

●
With respect to our comparison of Characteristic 16., at the Company’s instruction, a repayment schedule type of “2YrIntOnly,23yrP&I,I/O Override,” as set forth on the Servicing System Query, is noted to be in agreement with “Standard Repayment” as set forth on the Statistical Loan File.

The student loan documents described above, including any information obtained from the indicated systems, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents.  In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Contracts.

2

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A.  Supplemental information is contained on Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the student loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the student loans contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  The information provided to us, including the information set forth in the Statistical Loan File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information.  Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

3

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated July 1, 2015.

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	Two differences in current number of repayment months remaining

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated July 1, 2015.

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents

1	29258XXXX-02-S	Current number of repayment months remaining	151 months	187 months
1	31602XXXX-09-S	Current number of repayment months remaining	125 months	140 months

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.